Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to Yalla Group Limited's shareholders	$ 135,684,241	$ 117,342,777	$ 79,756,797
Numerator for diluted earnings per share	$ 135,684,241	$ 117,342,777	$ 79,756,797
Denominator:
Denominator for basic earnings per share calculation	160,429,693	159,264,843	153,526,679
Dilutive effect of outstanding share options	22,726,631	22,535,397	23,112,879
Denominator for diluted earnings per share calculation	183,156,324	181,800,240	176,639,558
Earnings (loss) per ordinary share
Basic	$ 0.85	$ 0.74	$ 0.52
Diluted	$ 0.74	$ 0.65	$ 0.45